Compensation Receivable for Consumption Tax, Net (Tables)	12 Months Ended
Mar. 31, 2025
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net

Compensation receivable for consumption tax, net consisted of the following:

	March 31, 2025	March 31, 2024
Compensation receivable for consumption tax	$9,311,718	$9,954,030
Less: allowance for credit losses	(93,103)	(99,526)
Subtotal	9,218,615	9,854,504
Less: compensation receivable for consumption tax, current, net	(7,178,775)	(7,133,470)
Compensation receivable for consumption tax, non-current, net	$2,039,840	$2,721,034